Acquisition of Businesses Acquisition of Businesses (Tables)	12 Months Ended
Dec. 31, 2018
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The results of operations of Foam Fabricators have been included in the consolidated results of operations since the date of acquisition. Foam Fabricator's results of operations are reported as a separate operating segment. The table below provides the recording of assets acquired and liabilities assumed as of the acquisition date.

	Preliminary Purchase Allocation	Measurement Period Adjustments	Final Purchase Allocation
(in thousands)	As of 2/15/18
Assets:
Cash	$6,282	$—	$6,282
Accounts receivable (1)	19,058	—	19,058
Inventory (2)	13,218	(6)	13,212
Property, plant and equipment (3)	23,485	4,885	28,370
Intangible assets	121,392	(3,050)	118,342
Goodwill	71,489	1,219	72,708
Other current and noncurrent assets	2,945	—	2,945
Total assets	257,869	3,048	260,917

Liabilities:
Current liabilities	5,968	—	5,968
Other liabilities	115,033		115,033
Total liabilities	121,001	—	121,001

Net assets acquired	136,868	3,048	139,916
Intercompany loans to business	115,033	—	115,033
	$251,901	$3,048	$254,949

Acquisition Consideration
Purchase price	$247,500	$—	$247,500
Working capital adjustment	755	615	1,370
Cash acquired	3,646	2,433	6,079
Total purchase consideration	$251,901	$3,048	$254,949
Less: Transaction costs	1,552	—	1,552
Purchase price, net	$250,349	$3,048	$253,397
(1) Includes $19.4 million of gross contractual accounts receivable of which $0.03 million is not expected to be collected. The fair value of accounts receivable approximated book value acquired.
(2) Includes $0.7 million in inventory basis step-up, which was charged to cost of goods sold in the first quarter of 2018.
(3) Includes $20.0 million of property, plant and equipment basis step-up.
The table below provides the recording of assets acquired and liabilities assumed as of the acquisition date.

5.11 Tactical
(in thousands)
Assets:
Cash	$12,581
Accounts receivable (1)	38,323
Inventory (2)	160,304
Property, plant and equipment (3)	22,723
Intangible assets	127,890
Goodwill	92,966
Other current and noncurrent assets	4,884
Total assets	$459,671
Liabilities and noncontrolling interest:
Current liabilities	$38,229
Other liabilities	180,231
Deferred tax liabilities	10,163
Noncontrolling interest	5,568
Total liabilities and noncontrolling interest	$234,191

Net assets acquired	$225,480
Noncontrolling interest	5,568
Intercompany loans to business	179,237
$410,285

Acquisition Consideration
Purchase price	$400,000
Working capital adjustment	(2,296)
Cash	12,581
Total purchase consideration	$410,285
Less: Transaction costs	2,063
Purchase price, net	$408,222
(1) Includes $40.1 million of gross contractual accounts receivable of which $1.7 million was not expected to be collected. The fair value of accounts receivable approximated book value acquired.
(2) Includes $39.1 million in inventory basis step-up, which was charged to cost of goods sold over the inventory turns of the acquired entity.

(3) Includes $7.6 million of property, plant and equipment basis step-up.
The results of operations of Rimports have been included in the consolidated results of operations since the date of acquisition. Rimport's results of operations are included in the Sterno operating segment. The table below provides the recording of assets acquired and liabilities assumed as of the acquisition date. The goodwill resulting from the purchase price allocation is expected to be deductible for income tax purposes since Rimports was previously an S-Corporation for Federal income tax purposes and the Company and the selling shareholders have agreed to make a joint Section 338(h)(10) election which will treat the acquisition as a deemed asset purchase for United States Federal income tax purposes.

	Preliminary Purchase Allocation	Measurement Period Adjustments	Final Purchase Allocation
(in thousands)	As of 2/26/18		As of 12/31/18
Assets:
Cash	$10,025	$—	$10,025
Accounts receivable (1)	21,431	—	21,431
Inventory (2)	29,691	4,701	34,392
Property, plant and equipment	1,493	1,886	3,379
Intangible assets	—	85,700	85,700
Goodwill	121,364	(107,846)	13,518
Other current and noncurrent assets	446	—	446
Total assets	184,450	(15,559)	168,891

Liabilities
Current liabilities	9,034	—	9,034
Other liabilities (3)	25,000	(20,200)	4,800
Total liabilities	34,034	(20,200)	13,834

Net assets acquired	$150,416	$4,641	$155,057

Acquisition Consideration
Purchase price	$145,000	$—	$145,000
Cash acquired	9,500	525	10,025
Working capital adjustment	(4,084)	4,116	32
Total purchase consideration	150,416	4,641	155,057
Less: Transaction costs	632	—	632
Purchase price, net	$149,784	$4,641	$154,425
(1) Includes $23.8 million of gross contractual accounts receivable of which $2.4 million is not expected to be collected. The fair value of accounts receivable approximated book value acquired.
(2) Includes $6.7 million in inventory basis step-up, which was charged to cost of goods sold in the second and third quarter of 2018.
(3) The purchase price of Rimports includes a potential earn-out of up to $25 million contingent on the attainment of certain future performance criteria of Rimports for the twelve-month period from May 1, 2017 to April 30, 2018 and the fourteen month period from March 1, 2018 to April 30, 2019. The earn-out was valued at $4.8 million using a probability weighted model.
Velocity's results of operations are reported as a separate operating segment as a branded consumer business. The table below provides the recording of assets acquired and liabilities assumed as of the acquisition date.

Final Purchase Allocation
(in thousands)	As of 12/31/17
Assets:
Cash	$1,210
Accounts receivable (1)	16,751
Inventory	28,873
Property, plant and equipment	15,014
Intangible assets	84,594
Goodwill	48,759
Other current and noncurrent assets	2,348
Total assets	$197,549

Liabilities and noncontrolling interest:
Current liabilities	$16,283
Other liabilities	91,622
Deferred tax liabilities	28,515
Noncontrolling interest	694
Total liabilities and noncontrolling interest	$137,114

Net assets acquired	$60,435
Noncontrolling interest	694
Intercompany loans to business	90,742
$151,871

Acquisition Consideration
Purchase price	$151,800
Cash acquired	1,210
Working capital adjustment	(1,139)
Total purchase consideration	$151,871
Less: Transaction costs	1,473
Purchase price, net	$150,398
(1) Includes $18.0 million of gross contractual accounts receivable of which $1.2 million was not expected to be collected. The fair value of accounts receivable approximated net book value acquired.

Schedule of Intangible Assets Recorded as Part of Acquisition
The intangible assets recorded related to the 5.11 acquisition are as follows (in thousands):

Intangible assets	Amount	Estimated Useful Life
Trade name	$48,665	15 years
Customer relationships	75,218	15 years
Technology	4,007	10 years
	$127,890

The intangible assets recorded related to the Velocity acquisition are as follows (in thousands):

Intangible Assets	Amount	Estimated Useful Life
Tradename	$53,463	20 years
Customer relationships	28,718	15 years
Technology	2,413	15 years
	$84,594

The intangible assets recorded related to the Rimports acquisition are as follows (in thousands):

Intangible assets	Amount	Estimated Useful Life
Tradename	$6,600	8 years
Customer Relationships	79,100	9 years
	$85,700

The intangible assets recorded related to the Foam Fabricators acquisition are as follows (in thousands):

Intangible assets	Amount	Estimated Useful Life
Tradename	$4,215	10 years
Customer Relationships	114,127	15 years
	$118,342

Pro Forma Information
The following unaudited pro forma data for the years ended December 31, 2018 and 2017 gives effect to the acquisition of Foam Fabricators, Rimports and Velocity Outdoor, as described above, as if the acquisitions had been completed as of January 1, 2017. The pro forma data gives effect to historical operating results with adjustments to interest expense, amortization and depreciation expense, management fees and related tax effects. The information is provided for illustrative purposes only and is not necessarily indicative of the operating results that would have occurred if the transaction had been consummated on the date indicated, nor is it necessarily indicative of future operating results of the consolidated companies, and should not be construed as representing results for any future period.

	Year Ended December 31,
(in thousands)	2018	2017
Net revenues	$1,397,148	$1,328,109
Gross profit	480,260	454,698
Operating income	59,758	60,575
Net income (loss) from continuing operations	(20,497)	29,865
Net income (loss) from continuing operations attributable to Holdings	(25,714)	21,620
Basic and fully diluted net income (loss) per share attributable to Holdings	(0.75)	(0.50)